As filed with the Securities and Exchange Commission on December 4, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21647

                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
                 -----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

       Peter E. Sundman, Chairman of the Board and Chief Executive Officer
                 Neuberger Berman Institutional Liquidity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and Addresses of agents for service)


Date of fiscal year end: March 31, 2007

Date of reporting period: September 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS.

Semi-Annual Report
September 30, 2006

[LOGO] NEUBERGER BERMAN
A Lehman Brothers Company

    Neuberger Berman
    Institutional Liquidity Series
------------------------------------------------------

TRUST CLASS SHARES


Institutional Cash Fund

Prime Money Fund

Contents

The Funds

Chairman's Letter                    2

Portfolio Commentary/
 Maturity Diversification
Institutional Cash Fund              3
Prime Money Fund                     3
Fund Expense Information             7

Financial Statements                 9

Financial Highlights Per Share Data
Institutional Cash Fund             17
Prime Money Fund                    18
                 The Portfolios

                 Schedule of Investments
                 Institutional Liquidity Portfolio         20
                 Prime Portfolio                           23

                 Financial Statements                      27

                 Financial Highlights
                 Institutional Liquidity Portfolio         33
                 Prime Portfolio                           34

                 Directory                                 36
                 Proxy Voting Policies and Procedures      37
                 Quarterly Portfolio Schedule              37
                 Board Consideration of the Management and
                  Sub-Advisory Agreements                  38

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2006 Neuberger Berman Management Inc. All rights reserved.

Chairman's Letter

[PHOTO]

PETER SUNDMAN

Dear Shareholder,

I am pleased to present to you this semi-annual report for the Neuberger Berman Institutional Cash Fund and the Neuberger Berman Prime Money Fund for the period ended September 30, 2006. The report includes portfolio commentary, a listing of the Funds' investments, and their financial statements for the reporting period.

This report covers six months of the Funds' operation, from April 1 to September 30, 2006. For the fixed income markets, the period was characterized by the first pause in the cycle of monetary tightening pursued by the Federal Reserve since June 2004. After two 25-basis-point increases early in the period, the key Fed Funds rate has held steady at 5.25% since June. The Federal Reserve continues to articulate concerns about inflation, and to issue guidance that it will be data dependent, meaning that it will look to future data releases to assess how well past rate increases have contained inflation and engineered a soft landing for the economy as growth slows. This will determine whether it believes further increases will be necessary, or if rates will be reduced.

Over the past six months, the Funds performed admirably and as expected. Our investment strategy combines a distinct process for interest rate risk management with dedicated credit research to build a portfolio of high-quality securities that seeks to respond quickly to changes in interest rates without sacrificing yield.

As always, we intend to proceed with caution to protect our clients' principal and maintain daily liquidity and diversification.

Sincerely,

/s/ PETER SUNDMAN
                                 PETER SUNDMAN
                             CHAIRMAN OF THE BOARD
                NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)

Institutional Liquidity Series Portfolio Commentaries

We are pleased to report that both the Neuberger Berman Institutional Cash Fund and the Neuberger Berman Prime Money Fund delivered positive returns and outperformed the iMoneyNet Money Fund Report Taxable First Tier Institutional Average during the period from April 1, 2006 through September 30, 2006.

The first three months of the period were marked by a continuation of the Federal Reserve's current cycle of tightening, bringing the total number of increases to 17, which have added 425 basis points to the key Fed Funds rate over two years. Beginning in April, the Federal Reserve warned market participants not to draw conclusions about the future path of interest rates. On multiple occasions, the Fed reminded investors that the effects of monetary policy changes tend to be delayed as they work their way through the economic system, and that any future rate increases would be dependent on forthcoming data. Nevertheless, the two increases were anticipated by the bond market, and Treasury interest rates increased across the yield curve in April, May and June. The May increase in two-year note yields marked the first close above 5% since 2001.

In the statement accompanying its June rate decision, the Fed acknowledged that previous tightening moves had likely fostered the desired slowdown of economic growth, as evidenced by declining housing statistics and higher energy costs that were beginning to restrain consumer balance sheets. Data releases throughout July reinforced this view, and the Fed paused its cycle of tightening by leaving rates unchanged at both its early August and late September meetings.

Over the last three months of the period, data releases indicated that a housing correction is underway, with housing starts falling to a three-year low and home prices in many areas beginning to decline. Although inflation remains elevated by some measures, prices, on balance, have been held in check. Core producer prices fell in August while crude oil prices headed to a six-month low, due to easing tensions in the Middle East and rising U.S. supply.

The combination of slower economic growth and a pause in the Fed's two-year tightening campaign led to a rally in bonds, with the market delivering its best quarterly total return in four years and the fifth best in the last 10 years,* as average yields declined roughly 50 basis points.

Going forward, we expect the Fed to leave rates unchanged as it assesses the macroeconomic impact of a housing-led slowdown on the broader economy. Inflation data will continue to be diligently watched, but given the economic deceleration that is beginning to take shape, we feel that the Fed will be hard-pressed to raise short-term rates. Ultimately, we anticipate that the next move by the Fed will be to cut rates. In the interim, we anticipate that market rates will be range bound, as the market and the Fed digest incoming data. We would anticipate selectively adding to duration as opportunities arise.

Neuberger Berman Institutional Cash Fund

For the period from April 1, 2006 through September 30, 2006, the Neuberger Berman Institutional Cash Fund returned 2.47% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 2.43%. The Fund closed the period with a 5.11% seven-day current yield and a 5.24% seven-day effective yield; this more closely reflects current earnings than the six-month figure.

Neuberger Berman Prime Money Fund

For the period from April 1, 2006 through September 30, 2006, the Neuberger Berman Prime

* As measured by the Lehman Brothers U.S. Aggregate Index.

Money Fund returned 2.48% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 2.43%. The Fund closed the period with a 5.14% seven-day current yield and a 5.27% seven-day effective yield; this more closely reflects current earnings than the six-month figure.

Sincerely,

/s/ JOHN C. DONOHUE
/s/ ERIC D. HIATT
                       JOHN C. DONOHUE AND ERIC D. HIATT
                             PORTFOLIO CO-MANAGERS

PERFORMANCE HIGHLIGHTS

--------------------------------------------------------------------------------


Neuberger Berman Institutional Liquidity Series
Trust Class Shares

                           Inception Date  For the 7 Days Ended 9/30/2006
                                          Current Yield/2/ Effective Yield/2/
Institutional Cash Fund/1/       5/8/2000           5.11%              5.24%
Prime Money Fund/1/            12/27/2004           5.14%              5.27%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit www.nb.com/performance. The composition, industries and holdings of the fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Institutional Liquidity Portfolio
Maturity Diversification
(% by Maturity)

1-7 Days...................... 25.7%
8-30 Days..................... 27.6
31-90 Days.................... 32.0
91-180 Days................... 13.6
181+ Days.....................  1.1

Prime Portfolio
Maturity Diversification
(% by Maturity)

1-7 Days...................... 22.2%
8-30 Days..................... 23.5
31-90 Days.................... 43.5
91-180 Days...................  9.6
181+ Days.....................  1.2

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)

Endnotes

              1. Neuberger Berman Management Inc. ("Management") has contractually undertaken to reimburse Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund so that total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of each Fund are limited to 0.41% of average daily net assets. The undertakings last until March 31, 2009. Each Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the six months ended September 30, 2006, there was no reimbursement of expenses by Management to either fund.

                    Management voluntarily agreed to waive its investment management fee in the amount of 0.02% of the average net assets of each Portfolio in which a Fund invests. These undertakings are terminable by Management upon notice to the Portfolios. As a result of this waiver, each Fund indirectly received a management fee waiver and the investment management fee of each corresponding Portfolio was limited to 0.08% of its average net assets. If this voluntary waiver was not in place, performance would have been lower for each Fund.

              2. "Current yield" of a money market fund refers to the income generated by an investment in the Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.

Glossary of Indices

                        The iMoneyNet Money Fund Measures the performance of institutional money
Report Taxable First Tier Institutional Average: market mutual funds which invest in anything allowable, except Second Tier Commercial Paper.

           Lehman Brothers U.S. Aggregate Index: An unmanaged index that represents the U.S.
                                                 domestic investment grade bond market. It is
                                                 comprised of the Lehman Brothers
                                                 Government/Corporate Bond Index,
                                                 Mortgage-Backed Securities Index, and
                                                 Asset-Backed Securities Index, including
                                                 securities that are of investment-grade quality
                                                 or better, have at least one year to maturity,
                                                 and have an outstanding par value of at least
                                                 $100 million.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index is prepared or obtained by Neuberger Berman Management Inc. and includes reinvestment of all dividends and capital gain distributions. Each Fund may invest in securities not included in the above-described index.

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)

Information About Your Fund's Expenses

These tables are designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include each fund's proportionate share of expenses of its corresponding portfolio, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended September 30, 2006 and held for the entire period. The table illustrates the fund's costs in two ways:

             Actual Expenses and Performance: The first section of the table provides information about actual account values and
                                              actual expenses in dollars, based on the fund's
                                              actual performance during the period. You may
                                              use the information in this line, together with
                                              the amount you invested, to estimate the
                                              expenses you paid over the period. Simply
                                              divide your account value by $1,000 (for
                                              example, an $8,600 account value divided by
                                              $1,000 = 8.6), then multiply the result by the
                                              number in the first section of the table under
                                              the heading entitled "Expenses Paid During the
                                              Period" to estimate the expenses you paid over
                                              the period.

Hypothetical Example for Comparison Purposes: The second section of the table provides information about hypothetical account values
                                              and hypothetical expenses based on the fund's
                                              actual expense ratio and an assumed rate of
                                              return at 5% per year before expenses. This
                                              return is not the fund's actual return. The
                                              hypothetical account values and expenses may
                                              not be used to estimate the actual ending
                                              account balance or expenses you paid for the
                                              period. You may use this information to compare
                                              the ongoing costs of investing in these funds
                                              versus other funds. To do so, compare the
                                              expenses shown in this 5% hypothetical example
                                              with the 5% hypothetical examples that appear
                                              in the shareholder reports of other funds.

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)

Expense Information As of 9/30/06 (Unaudited)

Institutional Cash Fund

                                Beginning      Ending    Expenses
                                  Account     Account Paid During
                  Actual            Value       Value the Period*
                  -----------------------------------------------
                  Trust Class   $1,000.00   $1,024.70       $1.31

                  Hypothetical (5% annual
                  return before expenses)**
                  -----------------------------------------------
                  Trust Class   $1,000.00   $1,023.64       $1.31

Prime Money Fund

                                   Beginning        Ending    Expenses
                                     Account       Account Paid During
                  Actual               Value         Value the Period*
                  ----------------------------------------------------
                  Trust Class      $1,000.00     $1,024.80       $1.34

                  Hypothetical (5% annual return
                  before expenses)**
                  ----------------------------------------------------
                  Trust Class      $1,000.00     $1,023.61       $1.34

 * For each fund, expenses are equal to the expense ratio for the fund, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Each fund's expense ratio includes its proportionate share of the expenses of its corresponding portfolio.
** Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent half year divided by 365.

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)

Statements of Assets and Liabilities

                                                                  --------------------------------

Institutional Liquidity Series                                    Institutional Cash  Prime Money
(000's omitted except per share amounts)                                        Fund         Fund
Assets
    Investment in corresponding Portfolio, at value (Note A)              $2,613,996     $897,510
Total Assets                                                               2,613,996      897,510
Liabilities
    Dividends payable                                                         11,509           --
    Payable to administrator (Note B)                                            338          143
    Accrued expenses and other payables                                           85           61
Total Liabilities                                                             11,932          204
Net Assets at value                                                       $2,602,064     $897,306
Net Assets consist of:
    Paid-in capital                                                       $2,602,157     $897,341
    Undistributed net investment income (loss)                                    --            2
    Accumulated net realized gains (losses) on investment                        (93)         (37)
Net Assets at value                                                       $2,602,064     $897,306
Shares Outstanding ($.001 par value; unlimited shares authorized)          2,602,157      897,341
Net Asset Value, offering and redemption price per share                  $     1.00     $   1.00

See Notes to Financial Statements

Statements of Operations

                                                                --------------------------------

Institutional Liquidity Series                                  Institutional Cash  Prime Money
(000's omitted)                                                               Fund         Fund
Investment Income
Investment income from corresponding Portfolio (Note A)                    $61,713      $24,699
Expenses from corresponding Portfolio (Notes A & B)                         (1,228)        (445)
Net investment income from corresponding Portfolio                          60,485       24,254
Expenses:
Administration fees (Note B)                                                 1,789          712
Audit fees                                                                       6            3
Legal fees                                                                      19           23
Registration and filing fees                                                    26           37
Shareholder reports                                                             15           --
Shareholder servicing agent fees                                                 8           21
Trustees' fees and expenses                                                      3            3
Miscellaneous                                                                    2           15
Total net expenses                                                           1,868          814
Net investment income                                                       58,617       23,440
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net gain (loss) on investments from corresponding Portfolio                    (22)         (11)
Net increase (decrease) in net assets resulting from operations            $58,595      $23,429

See Notes to Financial Statements

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)

Statements of Changes in Net Assets

                                                                     INSTITUTIONAL CASH FUND
                                                                ----------------------------------

Institutional Liquidity Series                                           Six Months          Year
                                                                Ended September 30,         Ended
                                                                               2006     March 31,
                                                                        (Unaudited)          2006
(000's omitted)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                            $    58,617  $    72,141
Net realized gain (loss) on investments                                         (22)         (52)
Net increase (decrease) in net assets resulting from operations              58,595       72,089
Distributions to Shareholders From (Note A):
Net investment income                                                       (58,617)     (72,141)
Total distributions to shareholders                                         (58,617)     (72,141)
From Fund Share Transactions (Note D):
Proceeds from shares sold                                                 2,229,530    3,678,584
Proceeds from reinvestment of dividends and distributions                        23           31
Payments for shares redeemed                                             (1,655,923)  (3,898,018)
Net increase (decrease) from Fund share transactions                        573,630     (219,403)
Net Increase (Decrease) in Net Assets                                       573,608     (219,455)
Net Assets:
Beginning of period                                                       2,028,456    2,247,911
End of period                                                           $ 2,602,064  $ 2,028,456
Undistributed net investment income (loss) at end of period             $        --  $        --

                                                                        PRIME MONEY FUND
                                                                ---------------------------------

Institutional Liquidity Series                                           Six Months          Year
                                                                Ended September 30,         Ended
                                                                               2006     March 31,
                                                                        (Unaudited)          2006
(000's omitted)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                            $    23,440  $    25,802
Net realized gain (loss) on investments                                         (11)         (26)
Net increase (decrease) in net assets resulting from operations              23,429       25,776
Distributions to Shareholders From (Note A):
Net investment income                                                       (23,440)     (25,802)
Total distributions to shareholders                                         (23,440)     (25,802)
From Fund Share Transactions (Note D):
Proceeds from shares sold                                                 3,289,972    5,406,338
Proceeds from reinvestment of dividends and distributions                    23,440       25,802
Payments for shares redeemed                                             (3,248,008)  (5,301,954)
Net increase (decrease) from Fund share transactions                         65,404      130,186
Net Increase (Decrease) in Net Assets                                        65,393      130,160
Net Assets:
Beginning of period                                                         831,913      701,753
End of period                                                           $   897,306  $   831,913
Undistributed net investment income (loss) at end of period             $         2  $         2

See Notes to Financial Statements

Notes to Financial Statements Institutional Liquidity Series

     Note A--Summary of Significant Accounting Policies:

1 General: The Neuberger Berman Institutional Cash Fund ("Institutional Cash") and the Neuberger Berman Prime Money Fund ("Prime Money") (individually a "Fund," collectively, the "Funds"), are separate operating series of Neuberger Berman Institutional Liquidity Series (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Prime Money had no operations until December 27, 2004 other than matters relating to its organization and the sale on December 21, 2004 of 100,000 shares of beneficial interest for $100,000 ($1.00 per share) to Neuberger Berman Management Inc., the Fund's investment manager ("Management"). The Funds each offer Trust Class shares. The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

     The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.

     Each Fund seeks to achieve its investment objective by investing all of its net investable assets in a Portfolio of Institutional Liquidity Trust (each a "Portfolio", collectively, the "Portfolios") that has an investment objective identical to, and a name similar to, that of each respective Fund. Institutional Cash invests in Institutional Liquidity Portfolio (commencement of operations December 30, 2004) and Prime Money invests in Prime Portfolio (commencement of operations December 27, 2004). The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of its corresponding Portfolio (92.85% for Institutional Cash and 18.41% for Prime Money at September 30, 2006). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of the Portfolios, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     It is the policy of the Funds to maintain a continuous net asset value per share of $1.00; the Funds have adopted certain investment, valuation, and distribution policies, which conform to general industry practice, to enable them to do so. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by the corresponding Portfolios are valued as indicated in the notes following the Portfolios' Schedule of Investments.

3 Income tax information: The Funds are treated as separate entities for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)

     companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Fund as a whole.

     As determined on March 31, 2006, there were no permanent differences resulting from different book and tax accounting.

     The tax character of distributions paid during the year ended March 31, 2006, the period ended March 31, 2005, and the year ended October 31, 2004 for Institutional Cash was as follows:

                                          Distributions Paid From:
                             Ordinary Income                          Total
                          2006        2005        2004        2006        2005        2004
Institutional Cash $72,141,202 $20,161,496 $25,222,740 $72,141,202 $20,161,496 $25,222,740
Prime Money         25,802,221   3,998,533          --  25,802,221   3,998,533          --

     As of March 31, 2006, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

                             Undistributed          Loss
                                  Ordinary Carryforwards
                                    Income and Deferrals        Total
          Institutional Cash    $8,021,784      $(71,151) $7,950,633
          Prime Money                6,307       (30,837)    (24,530)

     The difference between book and tax basis distributable earnings is attributable primarily to timing differences of distribution payments, post October loss deferrals, nondeductible organization costs, and capital loss carryforwards.

     To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. As determined on March 31, 2006, the Funds had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

                                           Expiring in:
                                             2013    2014
                       Institutional Cash $19,532 $16,151
                       Prime Money             --   9,732

     Under current tax law, certain net capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the year ended March 31, 2006, the Funds elected to defer the following net capital losses arising between November 1, 2005 and March 31, 2006:

                           Institutional Cash $35,468
                           Prime Money         16,400

Notes to Financial Statements Institutional Liquidity Series cont'd


4 Distributions to shareholders: Each Fund earns income, net of expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

5 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund or the Trust, are allocated among the Funds and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

6 Other: All net investment income and realized and unrealized capital gains and losses of a Portfolio are allocated pro rata among its respective funds and any other investors in the Portfolio, if any.

7 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

     Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

     Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.15% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios). As a result of a management fee waiver at the Portfolio level, for the six months ended September 30, 2006, each Fund indirectly received a management fee waiver of 0.02% of its average daily net assets, resulting in a reduction of expenses from the corresponding Portfolio of $239,083 and $95,170 for Institutional Cash and Prime Money, respectively.

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)


     Management has contractually undertaken to reimburse each Fund for its operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) ("Operating Expenses") which exceed the expense limitation as detailed in the following table:

                                                                       Contractual
                                                                     Reimbursement
                                  Contractual                      from Management
                                      Expense             for the Six Months Ended
                               Limitation/(1)/ Expiration       September 30, 2006
Institutional Cash Trust Class           0.41%    3/31/09                      $--
Prime Money Trust Class                  0.41%    3/31/09                       --

     (1)Expense limitation per annum of the Funds' average daily net assets.

     The Trust Class of each Fund has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management, pursuant to a contractual expense limitation, so long as its annual Operating Expenses during that period do not exceed its expense limitation, and the repayments are made within three years after the year in which Management issued the reimbursement.

     During the six months ended September 30, 2006, there was no reimbursement to Management under the agreement. At September 30, 2006, there were no contingent liabilities to Management under the agreement.

     Management and Lehman Brothers Asset Management Inc. ("LBAM"), sub-adviser to each Portfolio, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

     Each Fund also has a distribution agreement with Management. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of each Fund.

     The Board has adopted a distribution plan ("Plan") with respect to the Trust Class of Prime Money, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Management may receive a maximum fee at the annual rate of 0.15% of such Trust Class' average daily net assets to support distribution and shareholder servicing. The Trust Class of Prime Money does not currently charge such a fee but may do so upon approval of the Board.

     Each Portfolio has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2006, the impact of this arrangement was a reduction of expenses of $17,259 and $3,474, for Institutional Cash and Prime Money, respectively.

Notes to Financial Statements Institutional Liquidity Series cont'd


     Note C--Investment Transactions:

     During the six months ended September 30, 2006, contributions and withdrawals in each Fund's investment in its corresponding Portfolio were as follows:

                  (000's omitted)    Contributions Withdrawals
                  Institutional Cash    $1,866,906  $1,350,184
                  Prime Money            1,521,751   1,480,515

     Note D--Fund Share Transactions:

     Share activity at $1.00 per share for the six months ended September 30, 2006 and for the year ended March 31, 2006 was as follows:

                 For the Six Months Ended September 30, 2006          For the Year Ended March 31, 2006
                          Shares Issued on                               Shares Issued on
                           Reinvestment of                                Reinvestment of
                   Shares    Dividends and      Shares            Shares    Dividends and      Shares
(000's omitted)      Sold    Distributions    Redeemed   Total      Sold    Distributions    Redeemed     Total
 Institutional
  Cash          2,229,530               23 (1,655,923) 573,630 3,678,584               31 (3,898,018) (219,403)
 Prime Money    3,289,972           23,440 (3,248,008)  65,404 5,406,338           25,802 (5,301,954)  130,186

     Note E--Recent Accounting Pronouncement:

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 requires that a "more-likely-than-not" threshold be met before the benefit of a tax position may be recognized in the financial statements and prescribes how such benefit should be measured. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, Management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

     Note F--Unaudited Financial Information:

     The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)

Financial Highlights Institutional Cash Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

Trust Class/+/                                                 Period from
                                                      Year     November 1,
                            Six Months Ended         Ended          2004^^
                                September 30,    March 31,    to March 31,                    Year Ended October 31,
                            -----------------    ---------    ------------      -----------------------------------------------

                                         2006          2006           2005           2004         2003         2002      2001
                                   (Unaudited)

Net Asset Value, Beginning
  of Period                           $ 1.0000     $ 1.0000       $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                      --------     --------       --------       --------     --------     --------     --------

Income From Investment
 Operations:
Net Investment Income (Loss)             .0244        .0353          .0083          .0092        .0096        .0176        .0466
Net Gains or Losses on
 Securities                             (.0000)      (.0000)         .0000          .0000           --        .0000           --
                                      --------     --------       --------       --------     --------     --------     --------
Total From Investment
 Operations                              .0244        .0353          .0083          .0092        .0096        .0176        .0466
                                      --------     --------       --------       --------     --------     --------     --------

Less Distributions From:
Net Investment Income                   (.0244)      (.0353)        (.0083)        (.0092)      (.0096)      (.0176)      (.0466)
Net Capital Gains                           --           --         (.0000)        (.0000)          --       (.0000)          --
                                      --------     --------       --------       --------     --------     --------     --------
Total Distributions                     (.0244)      (.0353)        (.0083)        (.0092)      (.0096)      (.0176)      (.0466)
                                      --------     --------       --------       --------     --------     --------     --------
Net Asset Value, End of Period        $ 1.0000     $ 1.0000       $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                      --------     --------       --------       --------     --------     --------    --------
Total Return/+//+/                       +2.47%**     +3.59%         +0.83%**(S)    +0.93%(S)    +0.97%(S)    +1.77%(S)    +4.76%(S)

Ratios/Supplemental Data
Net Assets, End of Period
 (in millions)                        $2,602.1      $2,028.5       $2,247.9       $2,691.5     $2,682.1     $3,156.5     $2,125.1
Ratio of Gross Expenses to
 Average Net Assets#                       .26%*         .28%           .28%*          .28%         .28%         .28%         .29%
Ratio of Net Expenses to
 Average Net Assets                        .26%*/++/     .28%/++/       .28%*/++/      .28%         .28%         .28%         .29%
Ratio of Net Investment Income
 (Loss) to Average Net Assets             4.92%*        3.54%          1.99%*          .92%         .97%        1.74%        4.52%

See Notes to Financial Highlights

Financial Highlights Prime Money Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

Trust Class/+/                                                                               Period from
                                                               Six Months           Year    December 27,
                                                                    Ended          Ended           2004^
                                                            September 30,      March 31,    to March 31,
                                                            -----------------  -----------  ---------------


                                                                     2006           2006            2005
                                                              (Unaudited)

Net Asset Value, Beginning of Period                              $1.0000        $1.0000         $1.0000
                                                                  -------        -------         -------

Income From Investment Operations:
Net Investment Income (Loss)                                        .0245          .0353           .0058
Net Gains or Losses on Securities                                  (.0000)        (.0000)          .0000
                                                                  -------        -------         -------
Total From Investment Operations                                    .0245          .0353           .0058
                                                                  -------        -------         -------

Less Distributions From:
Net Investment Income                                              (.0245)        (.0353)         (.0058)
Net Capital Gains                                                      --             --          (.0000)
                                                                  -------        -------         -------
Total Distributions                                                (.0245)        (.0353)         (.0058)
                                                                  -------        -------         -------
Net Asset Value, End of Period                                    $1.0000        $1.0000         $1.0000
                                                                  -------        -------         -------
Total Return/+//+/                                                  +2.48%**       +3.59%          +0.58%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)                           $ 897.3        $ 831.9         $ 701.8
Ratio of Gross Expenses to Average Net Assets#                        .27%*          .28%            .32%*
Ratio of Net Expenses to Average Net Assets/++/                       .27%*          .28%            .31%*
Ratio of Net Investment Income (Loss) to Average Net Assets          4.94%*         3.57%           2.23%*

See Notes to Financial Highlights

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)

Notes to Financial Highlights Institutional Liquidity Series

/+/The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses (except for the period from February 9, 2001 to December 29, 2004 for Institutional Cash when it was organized in a multiple class structure).

/+//+/Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not waived certain expenses (see Note B of Notes to Financial Statements of Institutional Liquidity Series).

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

/++/After waiver of a portion of the investment management fee (see Note B of Notes to Financial Statements of Institutional Liquidity Series). Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

                               Six Months Ended  Year Ended        Period from
                                  September 30,   March 31,   November 1, 2004
                                           2006        2006  to March 31, 2005
Institutional Cash Trust Class              .28%        .30%               .30%

                               Six Months Ended  Year Ended        Period from
                                  September 30,   March 31,  December 27, 2004
                                           2006        2006  to March 31, 2005
Prime Money Trust Class                     .29%        .30%               .33%

(S)Prior to December 30, 2004, Institutional Cash was organized in a multiple class structure rather than as a feeder fund in a master-feeder structure. Performance prior to the reorganization date of December 30, 2004 shown is that of the predecessor fund, the Neuberger Berman Institutional Cash Fund Trust Class.
^  The date investment operations commenced.
*  Annualized.
** Not annualized.
^^ The Board of Trustees adopted a change in the Trust's fiscal year end date to March 31. Prior to March 31, 2005 the Trust's fiscal year end was October 31.

Schedule of Investments Institutional Liquidity Portfolio

Principal Amount                                                                  Rating      Value/+//+/
(000's omitted)                                                                Moody's S&P  (000's omitted)

U.S. Government Agency Securities (1.1%)
$30,000 Federal Home Loan Bank, 5.40%, due 10/5/07                               AGY   AGY    $   30,000
                                                                                              ----------
Certificates of Deposit (12.9%)
 20,000 BNP Paribas London, Euro CD, 5.09%, due 12/13/06                         P-1   A-1+       19,998
 40,000 Calyon NY, Floating Rate Yankee CD, 5.27% & 5.42%, due 10/2/06 &
        11/10/06                                                                 P-1   A-1+       39,993(mu)
 12,000 Calyon NY, Yankee CD, 5.03%, due 12/6/06                                 P-1   A-1+       12,000
 15,000 Charter One Bank NA, CD, 5.37%, due 11/27/06                             P-1   A-1+       15,000
 30,000 Credit Suisse First Boston, Floating Rate Yankee CD, 5.44% & 5.51%,
        due 10/2/06 & 10/24/06                                                   P-1   A-1        29,998(mu)
 20,000 DZ Bank NY, Yankee CD, 5.16%, due 10/19/06                               P-1   A-1        20,000
 50,000 HBOS Treasury Services PLC, Yankee CD, 4.71%, due 10/12/06               P-1   A-1+       50,000
 55,000 Natexis Banque Populaires, Yankee CD, 4.71% & 4.86%, due 11/3/06 &
        11/6/06                                                                  P-1   A-1+       55,000
 20,000 Royal Bank of Scotland NY, Yankee CD, 4.75%, due 12/4/06                 P-1   A-1+       19,968
 25,000 Societe Generale NY, Floating Rate Yankee CD, 5.26%, due 10/31/06        P-1   A-1+       25,000(mu)
 40,000 Svenska Handelsbanken AB, Yankee CD, 4.69% & 4.76%, due 11/6/06 &
        12/18/06                                                                 P-1   A-1+       40,000
 15,000 Toronto Dominion Bank, Yankee CD, 5.41%, due 2/20/07                     P-1   A-1        15,000
 21,500 Unicredito Italiano NY, Floating Rate Yankee CD, 5.43%, due 10/4/06      P-1   A-1        21,500(mu)
                                                                                              ----------
        Total Certificates of Deposit                                                            363,457
                                                                                              ----------
Commercial Paper (45.4%)
 88,200 Ajax Bambino Funding, Inc., 5.30%-5.35%, due 10/6/06-11/14/06            P-1   A-1+       87,844
 15,000 Amstel Funding Corp., 5.42%, due 10/20/06                                P-1   A-1+       14,959
 25,000 Bank of America NA, 5.28%, due 11/20/06                                  P-1   A-1+       24,820
 15,000 Bank of Ireland, 5.09%, due 11/22/06                                     P-1   A-1        14,892
 75,000 Barclays U.S. Funding Corp., 5.23% & 5.28%, due 11/16/06 & 12/27/06      P-1   A-1+       74,211
 10,000 Bear Stearns Co., Inc., 5.33%, due 10/2/06                               P-1   A-1        10,000(mu)
 20,000 BNP Paribas Finance, 5.10%, due 11/20/06                                 P-1   A-1+       19,861
 80,000 Caisse Nationale d'Epargne, 5.26%-5.27%, due 1/11/07-2/20/07             P-1   A-1+       78,519
 40,000 Caterpillar Financial, 5.30% & 5.34%, due 10/30/06 & 11/13/06            P-1   A-1        39,814
 15,000 Ciesco LLC, 5.27%, due 11/17/06                                          P-1   A-1+       14,899
 56,500 CIT Group, Inc., 5.05% - 5.42%, due 10/2/06-1/18/07                      P-1   A-1        55,926
 20,000 Citibank Credit Card Master Trust, 5.40%, due 10/20/06                   P-1   A-1        19,946
 70,000 CRC Funding LLC, 5.26% & 5.27%, due 10/10/06 & 10/20/06                  P-1   A-1+       69,845
 52,719 Crown Point Capital Co., 5.24%-5.25%, due 1/12/07-3/12/07                P-1   A-1        51,783
 60,000 Danske Corp., 5.27%, due 12/11/06                                        P-1   A-1+       59,385
 69,500 Depfa Bank PLC, 5.21%-5.42%, due 11/16/06-1/5/07                         P-1   A-1+       68,847
 20,000 DNB Norway Bank, 5.03%, due 10/19/06                                     P-1   A-1        19,953
 60,000 DZ Bank AG, 5.27% & 5.28%, due 10/2/06 & 10/20/06                        P-1   A-1        59,868
 20,777 Edison Asset Securitization LLC, 5.10%, due 11/14/06                     P-1   A-1+       20,650
 16,058 Fairway Finance, 5.36%, due 1/23/07                                      P-1   A-1        15,788

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)

Schedule of Investments Institutional Liquidity Portfolio cont'd

Principal Amount                                                                  Rating      Value/+//+/
(000's omitted)                                                                Moody's S&P  (000's omitted)
$20,000 Grampain Funding LLC, 5.43%, due 11/21/06                                P-1   A-1+   $   19,849
 13,740 HBOS Treasury Services PLC, 5.27%, due 12/12/06                          P-1   A-1+       13,597
 60,000 Lexington Parker Capital, 5.24%-5.28%, due 2/16/07-3/1/07                P-1   A-1        58,754
 45,000 Nationwide Building, 5.25% & 5.40%, due 10/6/06 & 1/11/07                P-1   A-1        44,620
 25,000 Nationwide Building, 5.27%, due 10/10/06                                 P-1   A-1        24,971**
 24,000 Park Granada LLC, 5.40%, due 10/10/06                                    P-1   A-1+       23,971
 30,000 Regency Markets No.1 LLC, 5.30%, due 11/15/06                            P-1   A-1        29,806
 35,000 Scaldis Capital LLC, 5.33%, due 11/8/06                                  P-1   A-1+       34,808
 50,000 Societe Generale NA, Inc., 5.08% & 5.26%, due 11/16/06 & 11/21/06        P-1   A-1+       49,659
 70,000 Solitaire Funding LLC, 5.27% & 5.28%, due 10/17/06 & 1/12/07             P-1   A-1+       69,527
 10,000 Svenska Handlesbanken, 5.08%, due 10/23/06                               P-1   A-1+        9,970
 10,000 Wal-Mart Funding, 5.37%, due 10/24/06                                    P-1   A-1+        9,967
 50,000 Westpac Banking Corp., 5.23% & 5.35%, due 12/1/06 & 2/20/07              P-1   A-1+       49,092
 17,108 Whistlejacket Capital LLC, 5.35%, due 11/27/06                           P-1   A-1+       17,107**(mu)
                                                                                              ----------
        Total Commercial Paper                                                                 1,277,508
                                                                                              ----------
Time Deposits (4.2%)
 59,000 Marshall & Ilsley Bank, Grand Cayman, 5.25%, due 10/2/06                 P-1   A-1        59,000
 59,000 Suntrust Bank, Grand Cayman, Inc., 5.25%, due 10/2/06                    P-1   A-1        59,000
                                                                                              ----------
        Total Time Deposits                                                                      118,000
                                                                                              ----------
Corporate Debt Securities (31.0%)
 20,000 American Honda Finance, Floating Rate Medium-Term Notes, 5.50%, due
        10/12/06                                                                 P-1   A-1        20,003**(mu)
 30,000 Bank of America NA, Floating Rate Bank Notes, 5.32%, due 11/15/06        P-1   A-1+       30,000(mu)
 25,000 Bank of Ireland, Floating Rate Medium-Term Notes, 5.31% due 10/19/16     P-1   A-1+       25,000**(mu)
 45,000 Bear Stearns Co., Inc., Floating Rate Medium-Term Notes, Ser. B,
        5.50%, due 2/26/07                                                       P-1   A-1        45,000(mu)
 20,000 Beta Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
        5.34%, due 10/16/06                                                      P-1   A-1+       20,003**(mu)
 14,140 Caterpillar Financial Services Corp., Medium-Term Notes, 3.00%, due
        2/15/07                                                                  P-1   A-1        14,025
 22,973 CIT Group, Inc., Floating Rate Medium-Term Notes, 5.63%, due 11/20/06    P-1   A-1        23,004(mu)
 33,300 Credit Suisse First Boston, Floating Rate Medium-Term Notes, 5.58%,
        due 10/5/06                                                              P-1   A-1        33,320(mu)
 10,000 Household Finance Corp., Floating Rate Medium-Term Notes, 5.46%, due
        10/2/06                                                                  P-1   A-1+       10,000(mu)
 15,000 HSBC Finance Corp., Floating Rate Notes, 5.36%, due 10/24/06             P-1   A-1+       15,000(mu)
 30,000 HSBC Finance Corp., Floating Rate Medium-Term Notes, 5.44%, due
        11/28/06                                                                 P-1   A-1+       30,005(mu)
 55,000 JP Morgan Master Note, 5.46%, due 5/22/07                                P-1   A-1        55,000(mu)
 30,000 K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes, 5.33% &
        5.35%, due 11/15/06 & 12/18/06                                           P-1   A-1+       29,998**(mu)

Schedule of Investments Institutional Liquidity Portfolio cont'd

Principal Amount                                                                  Rating      Value/+//+/
(000's omitted)                                                                Moody's S&P  (000's omitted)
$20,000 Links Finance LLC, Floating Rate Medium-Term Notes, 5.29%, due 10/4/06   P-1   A-1+   $   19,999**(mu)
 55,000 Merrill Lynch & Co., Floating Rate Medium-Term Notes, Ser. C, 5.53% &
        5.62%, due 10/27/06 & 11/27/06                                           P-1   A-1        55,047(mu)
 55,000 Morgan Stanley, Floating Rate Senior Notes, 5.35% & 5.41%, due
        10/2/06 & 10/3/06                                                        P-1   A-1        55,000(mu)
  5,250 Morgan Stanley, Floating Rate Notes, 5.50%, due 11/9/06                  P-1   A-1         5,250(mu)
  8,625 Nationwide Building, Floating Rate Notes, 5.62%, due 10/20/06            P-1   A-1         8,634**(mu)
 25,000 Parkland (USA) LLC, Floating Rate Medium-Term Notes, 5.34%, due
        10/6/06 & 12/26/06                                                       P-1   A-1+       25,000**(mu)
 50,000 Royal Bank of Canada, Floating Rate Medium-Term Notes, 5.30%, due
        10/2/06                                                                  P-1   A-1+       50,000**(mu)
 10,880 Schreiber Capital Co., Bonds, 5.33%, due 10/5/06                         P-1              10,880(mu)
 35,000 Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
        5.50%, due 10/20/06                                                      P-1   A-1+       35,001**(mu)
 15,000 Sigma Finance, Inc., Medium-Term Notes, 4.83%, due 1/30/07               P-1   A-1+       15,000**
 62,500 Tango Finance Corp., Floating Rate Medium-Term Notes, 5.29%-5.36%,
        due 10/25/06-12/26/06                                                    P-1   A-1+       62,496**(mu)
 25,000 Toyota Motor Credit Corp., Floating Rate Medium-Term Notes, 5.31%,
        due 12/15/06                                                             P-1   A-1+       25,000(mu)
 39,000 Unicredito Italiano PLC, Guaranteed Floating Rate Notes, 5.34%, due
        10/10/06 & 10/16/06                                                      P-1   A-1        39,000**(mu)
 30,000 Wachovia Corp., Senior Floating Rate Notes, 5.59%, due 10/23/06          P-1   A-1        30,029(mu)
 45,000 Wells Fargo & Co., Floating Rate Notes, 5.34%, due 10/16/06              P-1   A-1+       45,000**(mu)
 40,000 Whistlejacket Capital LLC, Floating Rate Medium-Term Notes, 5.29% &
        5.32%, due 10/16/06 & 12/5/06                                            P-1   A-1+       39,995**(mu)
                                                                                              ----------
        Total Corporate Debt Securities                                                          871,689
                                                                                              ----------
Promissory Notes (2.1%)
 60,000 Goldman Sachs Group, 4.44%-5.36%, due 10/2/06                            P-1   A-1        60,000(mu)
                                                                                              ----------
Asset-Backed Securities (1.7%)
 19,041 Capital One Auto Finance Trust, Ser. 2006-A, Class A1, 5.12% & 5.48%,
        due 10/16/06 & 11/15/06                                                  P-1   A-1+       19,041
 30,299 Wachovia Auto Owner Trust, Ser. 2006-A, Class A1, 5.31%, due 10/20/06    P-1   A-1+       30,299
                                                                                              ----------
        Total Asset-Backed Securities                                                             49,340
                                                                                              ----------
Repurchase Agreements (1.5%)
 41,000 Credit Suisse First Boston, 5.35%, due 10/2/06, dated 9/29/06,
        Maturity Value $41,018,279, Collateralized by $57,452,008, Fannie
        Mae, 4.49%-6.92%, due 3/1/33-7/1/42 (Collateral Value $41,823,410)                        41,000
                                                                                              ----------

        Total Investments (99.9%)                                                              2,810,994

        Cash, receivables and other assets, less liabilities (0.1%)                                4,437
                                                                                              ----------

        Total Net Assets (100.0%)                                                             $2,815,431
                                                                                              ----------

See Notes to Schedule of Investments

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)

Schedule of Investments Prime Portfolio

Principal Amount                                                                   Rating      Value/+//+/
(000's omitted)                                                                 Moody's S&P  (000's omitted)

U.S. Government Agency Securities (0.6%)
$ 30,000 Federal Home Loan Bank, 5.40%, due 10/5/07                               AGY   AGY    $   30,000
                                                                                               ----------
Certificates of Deposit (6.9%)
  25,000 BNP Paribas London, Euro CD, 5.09%, due 12/13/06                         P-1   A-1+       24,997
  50,000 Calyon NY, Floating Rate Yankee CD, 5.27%, due 10/2/06                   P-1   A-1+       49,989(mu)
  10,000 Calyon NY, Yankee CD, 5.03%, due 12/6/06                                 P-1   A-1+       10,000
  15,000 Charter One Bank NA, CD, 5.37%, due 11/27/06                             P-1   A-1+       15,000
  95,000 Credit Suisse First Boston, Floating Rate Yankee CD, 5.31%-5.51%, due
         10/2/06-10/30/06                                                         P-1   A-1        95,003(mu)
  20,000 KBC Bank, Euro CD, 5.23%, due 10/4/06                                    P-1   A-1+       20,000
  50,000 Natexis Banque Populaires, Yankee CD, 5.35%, due 12/28/06                P-1   A-1+       49,999
  30,000 Royal Bank of Scotland NY, Yankee CD, 4.75%, due 12/4/06                 P-1   A-1+       29,952
  35,000 Toronto Dominion Bank, Yankee CD, 5.41%, due 2/20/07                     P-1   A-1        35,001
   7,500 Unicredito Italiano NY, Yankee CD, 5.38%, due 2/12/07                    P-1   A-1         7,500
                                                                                               ----------
         Total Certificates of Deposit                                                            337,441
                                                                                               ----------
Commercial Paper (58.9%)
 161,500 Ajax Bambino Funding, Inc., 5.30%-5.43%, due 10/2/06-12/4/06             P-1   A-1+      160,916
  79,045 Atlantic Asset Securitization Corp., 5.27%, due 10/31/06 & 12/20/06      P-1   A-1        78,480
  25,000 Bank of America NA, 5.28%, due 11/20/06                                  P-1   A-1+       24,820
  20,000 Bank of Ireland, 5.09%, due 11/22/06                                     P-1   A-1        19,856
 145,000 Barclays U.S. Funding Corp., 5.26%-5.28%, due 10/10/06-12/12/06          P-1   A-1+      144,100
  30,156 Barton Capital Corp., 5.26%, due 10/6/06                                 P-1   A-1        30,138
  15,000 Bear Stearns Co., Inc., 5.44%, due 10/3/06                               P-1   A-1        15,000(mu)
  13,000 Beta Finance, Inc., 5.32%, due 10/23/06                                  P-1   A-1+       12,960
  77,100 Caisse Nationale d'Epargne, 5.26%-5.30%, due 10/23/06-2/15/07            P-1   A-1+       75,899
  35,000 Caterpillar Financial, 5.30% & 5.39%, due 10/26/06 & 11/13/06            P-1   A-1        34,848
  50,417 Chariot Funding LLC, 5.26%, due 11/8/06                                  P-1   A-1+       50,144
  30,000 Ciesco LLC, 5.27%, due 11/17/06                                          P-1   A-1+       29,798
  40,000 CIT Group, Inc., 5.26%, due 1/19/07                                      P-1   A-1        39,363
 135,725 Citibank Credit Card Master Trust, 5.26% & 5.40%, due 10/16/06 &
         11/9/06                                                                  P-1   A-1       135,144**
  35,000 Citibank Credit Card Master Trust, 5.40%, due 10/20/06                   P-1   A-1        34,906
 123,000 CRC Funding LLC, 5.26%-5.37%, due 10/5/06-12/13/06                       P-1   A-1+      122,296
  25,000 Credit Suisse First Boston, 5.39%, due 11/6/06                           P-1   A-1+       24,869
 125,000 Crown Point Capital Co., 5.26%, due 10/5/06 & 1/12/07                    P-1   A-1       124,222
  15,000 Danske Corp., 5.08%, due 10/23/06                                        P-1   A-1+       14,956
 140,650 Depfa Bank PLC, 5.21%-5.42%, due 11/16/06-1/5/07                         P-1   A-1+      139,381
 170,000 DZ Bank AG, 5.26%-5.28%, due 10/2/06-11/1/06                             P-1   A-1       169,546
  54,915 Edison Asset Securitization LLC, 5.24% & 5.26%, due 10/16/06 & 1/3/07    P-1   A-1+       54,343
  19,909 Fairway Finance, 5.26%, due 10/2/06                                      P-1   A-1        19,909**
  50,000 Galleon Capital LLC, 5.28%, due 11/8/06                                  P-1   A-1        49,729
  25,000 Grampian Funding LLC, 5.41%, due 1/9/07                                  P-1   A-1+       24,628

Schedule of Investments Prime Portfolio cont'd

Principal Amount                                                                   Rating      Value/+//+/
(000's omitted)                                                                 Moody's S&P  (000's omitted)
$ 14,000 Grampian Funding LLC, 5.23%, due 3/20/07                                 P-1   A-1+   $   13,656**
 161,375 HBOS Treasury Services PLC, 5.26%-5.28%, due 11/13/06-12/8/06            P-1   A-1+      159,949
  35,000 ING America Insurance Holdings, Inc., 5.40%, due 12/4/06                 P-1   A-1+       34,670
  45,396 Ivory Funding Corp., 5.27%-5.28%, due 12/1/06-12/15/06                   P-1   A-1        44,965
  50,000 Jupiter Securitization Corp., 5.28%, due 11/7/06                         P-1   A-1        49,736
  50,000 Lexington Parker Capital, 5.29%, due 10/19/06                            P-1   A-1        49,999(mu)
  35,000 Lexington Parker Capital, 5.24%-5.28%, due 2/16/07-3/1/07                P-1   A-1        34,280
  65,632 Mont Blanc Capital Corp., 5.26% & 5.39%, due 10/10/06 & 12/7/06          P-1   A-1+       65,284
 135,000 Nationwide Building, 5.23%-5.40%, due 10/6/06-3/7/07                     P-1   A-1       133,649
  64,692 Old Line Funding Corp., 5.26% & 5.30%, due 11/1/06 & 11/6/06             P-1   A-1+       64,385
  75,358 Park Granada LLC, 5.27% & 5.28%, due 10/31/06 & 11/1/06                  P-1   A-1+       75,032
  22,000 Picaros Funding, 5.35% & 5.42%, due 11/3/06 & 2/2/07                     P-1   A-1        21,759
  97,772 Regency Markets No.1 LLC, 5.29%-5.41%, due 10/20/06-11/15/06             P-1   A-1        97,252
 160,000 Scaldis Capital LLC, 5.27% & 5.33%, due 10/10/06 & 11/8/06               P-1   A-1+      159,382
  17,000 Solitaire Funding LLC, 5.26%, due 11/13/06                               P-1   A-1+       16,896
  57,500 Spintab, 5.26% & 5.27%, due 11/22/06 & 12/7/06                           P-1   A-1        56,961
  10,000 Svenska Handelsbanken, 5.08%, due 10/23/06                               P-1   A-1+        9,970
  58,886 Thunder Bay Funding, Inc., 5.26%, due 10/2/06 & 10/16/06                 P-1   A-1        58,845
  40,000 Westpac Banking Corp., 5.23% & 5.35%, due 12/1/06 & 2/20/07              P-1   A-1+       39,296
  55,000 Whistlejacket Capital LLC, 5.35%, due 11/27/06                           P-1   A-1+       54,997**(mu)
                                                                                               ----------
         Total Commercial Paper                                                                 2,871,214
                                                                                               ----------
Time Deposits (1.4%)
  66,500 Marshall & Ilsley Bank, Grand Cayman, 5.25%, due 10/2/06                 P-1   A-1        66,500
                                                                                               ----------
Corporate Debt Securities (28.5%)
  15,000 American Express Bank FSB, Floating Rate Bank Notes, 5.30%, due
         10/12/06                                                                 P-1   A-1        15,000(mu)
  12,440 American Express Credit Corp., Floating Rate Medium-Term Senior
         Notes, 5.42%, due 10/16/06                                               P-1   A-1        12,443(mu)
  15,000 American Honda Finance, Floating Rate Medium-Term Notes, 5.50%, due
         10/12/06                                                                 P-1   A-1        15,002**(mu)
  50,000 Bank of America NA, Floating Rate Bank Notes, 5.32%, due 11/15/06        P-1   A-1+       50,000(mu)
  12,500 Bank of Ireland, Floating Rate Medium-Term Notes, 5.31%, due 10/19/06    P-1   A-1+       12,500**(mu)
  59,751 Bear Stearns Co., Inc., Floating Rate Medium-Term Notes, Ser. B,
         5.50% & 5.67%, due 10/16/06 & 2/26/07                                    P-1   A-1        59,758(mu)
  15,000 Beta Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
         5.48%, due 10/2/06                                                       P-1   A-1+       15,003**(mu)
  40,000 Calyon NY, Floating Rate Notes, 5.42%, due 11/10/06                      P-1   A-1+       39,995(mu)
  17,000 Citigroup Inc., Floating Rate Notes, 5.45%, due 12/4/06                  P-1   A-1+       17,009(mu)
  25,000 Credit Agricole (London), Floating Rate Notes, 5.48%, due 10/23/06       P-1   A-1+       25,000**(mu)

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)

Schedule of Investments Prime Portfolio cont'd

Principal Amount                                                                   Rating      Value/+//+/
(000's omitted)                                                                 Moody's S&P  (000's omitted)
$ 30,000 Dorada Finance, Inc., Floating Rate Medium-Term Notes, 5.29%, due
         10/16/06                                                                 P-1   A-1+   $   30,000**(mu)
  10,000 HBOS Treasury Services PLC, Notes, 3.13%, due 1/12/07                    P-1   A-1+        9,939**
   9,124 Household Finance Corp., Notes, 5.75%, due 1/30/07                       P-1   A-1+        9,134
  22,250 HSBC Finance Corp., Floating Rate Medium-Term Notes, 5.44%, due
         11/28/06                                                                 P-1   A-1+       22,254(mu)
 120,000 K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes, 5.32% -
         5.49%, due 10/5/06 - 12/18/06                                            P-1   A-1+      119,991**(mu)
 120,000 Links Finance LLC, Floating Rate Medium-Term Notes, 5.29% - 5.40%,
         due 10/3/06 - 11/24/06                                                   P-1   A-1+      119,996**(mu)
  10,000 Merrill Lynch & Co., Floating Rate Medium-Term Notes, Ser. C, 5.53%,
         due 11/27/06                                                             P-1   A-1        10,006(mu)
  20,000 Natexis Banques Populaires, Floating Rate Bonds, 5.31%, due 10/16/06     P-1   A-1+       20,000**(mu)
  17,200 Nationwide Building, Floating Rate Notes, 5.62%, due 10/20/06            P-1   A-1        17,222**(mu)
  22,350 Nationwide Building, Notes, 2.63%, due 1/30/07                           P-1   A-1        22,156**
 155,000 Parkland (USA) LLC, Floating Rate Medium-Term Notes, 5.31% - 5.36%,
         due 10/6/06 - 12/29/06                                                   P-1   A-1+      154,999**(mu)
  40,000 Royal Bank of Canada, Floating Rate Medium-Term Notes, 5.30%, due
         10/2/06                                                                  P-1   A-1+       40,000**(mu)
  20,000 Royal Bank of Scotland PLC, Senior Unsecured Floating Rate Notes,
         5.32%, due 10/23/06                                                      P-1   A-1+       20,002**(mu)
 105,000 Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
         5.29% - 5.50%, due 10/20/06 - 12/20/06                                   P-1   A-1+      104,996**(mu)
   9,000 Sigma Finance, Inc., Medium-Term Notes, 4.83%, due 1/30/07               P-1   A-1+        9,000**
 167,500 Tango Finance Corp., Floating Rate Medium-Term Notes, 5.29% - 5.36%,
         due 10/25/06 - 12/26/06                                                  P-1   A-1+      167,486**(mu)
  25,000 Toyota Motor Credit Corp., Floating Rate Medium-Term Notes, 5.31%,
         due 12/15/06                                                             P-1   A-1+       25,000(mu)
  66,100 Wachovia Corp., Senior Floating Rate Notes, 5.59%, due 10/23/06          P-1   A-1        66,163(mu)
  15,000 Wachovia Corp., Notes, 4.95%, due 11/1/06                                P-1   A-1        15,003
  28,000 Wells Fargo & Co., Floating Rate Notes, 5.34%, due 10/16/06              P-1   A-1+       28,000**(mu)
  28,800 Westpac Banking Corp., Floating Rate Notes, 5.46%, due 11/27/06          P-1   A-1+       28,814**(mu)
  90,000 Whistlejacket Capital LLC, Floating Rate Medium-Term Notes, 5.28% -
         5.35%, due 10/23/06 - 12/13/06                                           P-1   A-1+       89,995**(mu)
                                                                                               ----------
         Total Corporate Debt Securities                                                        1,391,866
                                                                                               ----------
Promissory Notes (2.8%)
 135,000 Goldman Sachs Group, 5.35% - 5.44%, due 10/2/06                          P-1   A-1       135,000(mu)
                                                                                               ----------
Asset-Backed Securities (0.9%)
  32,179 Capital One Auto Finance Trust, 5.12% & 5.48%, due 10/16/06 & 11/15/06   P-1   A-1+       32,179
  12,427 Harley-Davidson Motorcycle Trust, Ser. 2006-3, Class A1, 5.37%, due
         9/15/07                                                                  P-1   A-1+       12,427
                                                                                               ----------
         Total Asset-Backed Securities                                                             44,606
                                                                                               ----------

         Total Investments (100.0%)                                                             4,876,627

         Liabilities, less cash, receivables and other assets [(0.0%)]                             (1,570)
                                                                                               ----------

         Total Net Assets (100.0%)                                                             $4,875,057
                                                                                               ----------

See Notes to Schedule of Investments

Notes to Schedule of Investments Institutional Liquidity Trust (Unaudited)

/+//+/Investment securities are valued at amortized cost, which approximates
      U.S. federal income tax cost.
** Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At September 30, 2006, these securities amounted to $477,207,000 or 16.9% of net assets for Institutional Liquidity Portfolio and $1,273,807,000 or 26.1% of net assets for Prime Portfolio.
(mu)Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2006.

See Notes to Financial Statements

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)

Statements of Assets and Liabilities

                                                                                   ----------------------------------

Institutional Liquidity Trust                                                      Institutional Liquidity      Prime
(000's omitted)                                                                                  Portfolio  Portfolio
Assets
    Investments in securities, at value* (Note A)--see Schedule of Investments:
    Unaffiliated issuers                                                                        $2,810,994 $4,876,627
    Cash                                                                                               131        429
    Interest receivable                                                                             14,583     13,373
    Prepaid expenses                                                                                    27         26
Total Assets                                                                                     2,825,735  4,890,455
Liabilities
    Payable for securities purchased                                                                10,000     15,000
    Payable to investment manager-net (Note B)                                                         192        384
    Accrued expenses and other payables                                                                112         14
Total Liabilities                                                                                   10,304     15,398
Net Assets Applicable to Investors' Beneficial Interests                                        $2,815,431 $4,875,057
Net Assets consist of:
    Paid-in capital                                                                             $2,815,431 $4,875,057
*Cost of investments:
    Unaffiliated issuers                                                                        $2,810,994 $4,876,627

See Notes to Financial Statements

       NEUBERGER BERMAN FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)

Statements of Operations

                                                                      ---------------------------------------------------

Institutional Liquidity Trust                                          Institutional Liquidity                     Prime
                                                                                     Portfolio                 Portfolio
                                                                            For the Six Months        For the Six Months
                                                                      Ended September 30, 2006  Ended September 30, 2006
(000's omitted)
Investment Income
Income:
Interest income--unaffiliated issuers (Note A)                                         $65,845                  $120,368
Expenses:
Investment management fees (Note B)                                                      1,276                     2,309
Audit fees                                                                                  14                         7
Custodian fees (Note B)                                                                    205                       223
Insurance expense                                                                           59                        53
Legal fees                                                                                   2                         3
Rating agency fees                                                                          --                        11
Shareholder reports                                                                          4                         3
Trustees' fees and expenses                                                                 18                        14
Miscellaneous                                                                                7                         6
Total expenses                                                                           1,585                     2,629

Investment management fees waived (Note B)                                                (255)                     (462)
Expenses reduced by custodian fee expense offset arrangement (Note B)                      (19)                      (19)
Total net expenses                                                                       1,311                     2,148
Net investment income                                                                   64,534                   118,220
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
     Sales of investment securities of unaffiliated issuers                                (23)                      (59)
Net increase (decrease) in net assets resulting from operations                        $64,511                  $118,161

See Notes to Financial Statements

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)

Statements of Changes in Net Assets

                                                                            INSTITUTIONAL LIQUIDITY PORTFOLIO
                                                                            ----------------------------------

Institutional Liquidity Trust                                                  Six Months
                                                                                    Ended             Year
                                                                            September 30,            Ended
                                                                                     2006        March 31,
                                                                              (Unaudited)             2006
(000's omitted)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                                  $    64,534     $    82,975
Net realized gain (loss) on investments                                               (23)            (56)
Net increase (decrease) in net assets resulting from operations                    64,511          82,919
Transactions in Investors' Beneficial Interest:
Contributions                                                                   2,956,914       4,162,855
Withdrawals                                                                    (2,436,516)     (4,433,678)
Net increase (decrease) from transactions in investors' beneficial interest       520,398        (270,823)
Net Increase (Decrease) in Net Assets                                             584,909        (187,904)
Net Assets:
Beginning of period                                                             2,230,522       2,418,426
End of period                                                                 $ 2,815,431     $ 2,230,522

                                                                                  PRIME PORTFOLIO
                                                                            ----------------------------

Institutional Liquidity Trust                                                  Six Months
                                                                                    Ended           Year
                                                                            September 30,          Ended
                                                                                     2006      March 31,
                                                                              (Unaudited)           2006
(000's omitted)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                                 $    118,220  $     76,803
Net realized gain (loss) on investments                                               (59)          (78)
Net increase (decrease) in net assets resulting from operations                   118,161        76,725
Transactions in Investors' Beneficial Interest:
Contributions                                                                  13,329,688    14,573,443
Withdrawals                                                                   (11,778,991)  (12,721,501)
Net increase (decrease) from transactions in investors' beneficial interest     1,550,697     1,851,942
Net Increase (Decrease) in Net Assets                                           1,668,858     1,928,667
Net Assets:
Beginning of period                                                             3,206,199     1,277,532
End of period                                                                $  4,875,057  $  3,206,199

See Notes to Financial Statements

Notes to Financial Statements Institutional Liquidity Trust (Unaudited)

     Note A--Summary of Significant Accounting Policies:

1 General: The Institutional Liquidity Portfolio ("Institutional Liquidity") and the Prime Portfolio ("Prime") (individually a "Portfolio," collectively, the "Portfolios") are separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.

     Other investment companies sponsored by Neuberger Berman Management Inc. ("Management"), the Portfolios' investment manager and Lehman Brothers Asset Management Inc. ("LBAM"), the sub-adviser to the Portfolios, whose financial statements are not presented herein, also invest in the Portfolios.

     The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other series of the Trust.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.

3 Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4 Income tax information: It is the policy of the Portfolios to comply with the requirements of the Internal Revenue Code. It is also the policy of the Portfolios to conduct their operations so that each of its investors that are regulated investment companies and invest substantially all of their net investable assets therein will continue to qualify as such. Each Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

5 Concentration of risk: Each Portfolio normally concentrates in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on the Portfolios' performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

6 Expense allocation: Certain expenses are applicable to multiple portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly. Expenses borne

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)

     by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Portfolio or the Trust, are allocated among the Portfolios and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7 Repurchase agreements: Each Portfolio may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Portfolio requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Portfolio to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Portfolio under each such repurchase agreement.

8 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

     Note B--Management Fees and Other Transactions with Affiliates:

     Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of 0.10% of its average daily net assets. Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the average daily net assets of each Portfolio. These undertakings are terminable by Management upon notice to the Portfolios. For the six months ended September 30, 2006, such waived fees amounted to $255,203 for Institutional Liquidity and $461,751 for Prime, respectively.

     Management and LBAM, the sub-adviser to the Portfolios, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to each Portfolio, receives a monthly fee paid by Management, based on an annual rate of each Portfolio's average daily net assets. The Portfolios do not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or Trustees of the Trust are also employees of LBAM and/or Management.

     Each Portfolio has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2006, the impact of this arrangement was a reduction of expenses of $18,589 for Institutional Liquidity and $18,871 for Prime.

Notes to Financial Statements Institutional Liquidity Trust cont'd


     Note C--Securities Transactions:

     All securities transactions for Institutional Liquidity and Prime were short-term.

     Note D--Unaudited Financial Information:

     The financial information included in this interim report is taken from the records of the Portfolios without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)

Financial Highlights Institutional Liquidity Portfolio

                                           Six Months           Year           Period from
                                                Ended          Ended    December 30, 2004^
                                        September 30,      March 31,          to March 31,
                                        -----------------  -----------  ---------------------


                                                 2006
                                          (Unaudited)           2006                  2005

Ratios to Average Net Assets:
Gross Expenses#                                   .10%*          .11%                  .11%*
Net Expenses/++/                                  .10%*          .11%                  .11%*
Net Investment Income (Loss)                     5.06%*         3.72%                 2.38%*
Total Return/+/                                 +2.59%**       +3.87%                +0.63%**
Net Assets, End of Period (in millions)      $2,815.4       $2,230.5              $2,418.4


See Notes to Financial Highlights

Financial Highlights Prime Portfolio

                                           Six Months           Year           Period from
                                                Ended          Ended    December 27, 2004^
                                        September 30,      March 31,          to March 31,
                                        -----------------  -----------  ---------------------


                                                 2006
                                          (Unaudited)           2006                  2005

Ratios to Average Net Assets:
Gross Expenses#                                   .09%*          .11%                  .12%*
Net Expenses/++/                                  .09%*          .10%                  .11%*
Net Investment Income (Loss)                     5.12%*         3.78%                 2.43%*
Total Return/+/                                 +2.61%**       +3.87%                +0.66%**
Net Assets, End of Period (in millions)      $4,875.1       $3,206.2              $1,277.5

See Notes to Financial Highlights

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)

Notes to Financial Highlights Institutional Liquidity Trust (Unaudited)

# The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

/++/After waiver of a portion of the investment management fee by Management.
    Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

                                  Six Months Ended  Year Ended  Period Ended
                                     September 30,   March 31,     March 31,
                                              2006        2006          2005
Institutional Liquidity Portfolio              .12%        .13%          .13%/(1)/
Prime Portfolio                                .11%        .12%          .13%/(2)/

   (1) Period from December 30, 2004 (commencement of operations) to March 31, 2005.
   (2) Period from December 27, 2004 (commencement of operations) to March 31, 2005.

/+/Total Return for the Portfolio has been calculated based on the total return for the feeder funds that invest all of their net investable assets in the Portfolio. Total Return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements of Institutional Liquidity Trust. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower had Management not waived a portion of the investment management fee.

^  The date investment operations commenced.

*  Annualized.

** Not annualized.

Directory

Investment Manager, Administrator and Distributor
Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

Sub-Adviser
Lehman Brothers Asset Management Inc.
745 Seventh Avenue
New York, NY 10019

Custodian and Shareholder Servicing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Address correspondence to:
Neuberger Berman Funds
c/o State Street Bank & Trust Co.
30 Dan Road
Canton, MA 02021

Legal Counsel
Kirkpatrick & Lockhart Nicholson Graham LLP
1601 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firms
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Trust's website at www.nb.com.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for each Fund and Portfolio with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-800-877-9700 (toll-free).

Board Consideration of the Management and Sub-Advisory Agreements


At a meeting held on September 27, 2006, the Board of Trustees of Institutional Liquidity Trust ("Board"), including Trustees who are not "interested persons" of Neuberger Berman Management Inc. ("Management") (including its affiliates) or Institutional Liquidity Trust ("Independent Fund Trustees"), approved the continuance of the Management and Sub-Advisory Agreements ("Agreements") between Management and Institutional Liquidity Trust, on behalf of Institutional Liquidity Portfolio and Prime Portfolio (each, a "Master Portfolio"). Each of Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund (each, a "Feeder Fund") invests all of its net investable assets in Institutional Liquidity Portfolio and Prime Portfolio, respectively. The term "Fund" is used throughout this section to refer to each Feeder Fund or its corresponding Master Portfolio, as appropriate.

In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Management and Lehman Brothers Asset Management Inc. ("Lehman Brothers Asset Management") in response to questions submitted by counsel to the Independent Fund Trustees, and met with senior representatives of Management and Lehman Brothers Asset Management regarding their personnel and operations. The Independent Fund Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and Lehman Brothers Asset Management.

The Independent Fund Trustees received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuance of the Agreements. They met with such counsel separately from representatives of Management to discuss the annual contract review. The annual contract review extends over two regular meetings of the Board to ensure that Management and Lehman Brothers Asset Management have time to respond to any questions the Independent Fund Trustees may have on their initial review of the report and that the Independent Fund Trustees have time to consider those responses. In addition, during this process, the Board held a separate meeting devoted to reviewing and discussing Fund performance.

The Board considered the following factors, among others, in connection with its approval of the continuance of the Agreements: (1) the nature, extent, and quality of the services to be provided by Management and Lehman Brothers Asset Management; (2) the performance of each Fund compared to relevant market indices and a peer group of investment companies; (3) the costs of the services to be provided and profits historically realized by Management and its affiliates from the relationship with the Funds; (4) the extent to which economies of scale might be realized as each Fund grows; and (5) whether fee levels reflect those potential economies of scale for the benefit of investors in each Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The Board evaluated the terms of the Agreements and whether the Agreements were in the best interests of each Fund and its shareholders. The Board considered, with respect to each Fund, the nature, extent and quality of the services provided under the Agreements and the overall fairness of the Agreements to the Funds. The Board requested and evaluated a report from Management that addressed specific factors designed to inform the Board's consideration of these and other issues.

With respect to the nature, extent and quality of the services provided, the Board considered the performance of each Fund and the degree of risk undertaken by the portfolio managers. The Board considered the experience and staffing of portfolio management and the investment research personnel of Management and Lehman Brothers Asset Management dedicated to performing services for the Funds. The Board noted that Management also provides certain administrative services, including fund accounting and compliance oversight. In addition, the Board noted the positive compliance history of Management, as the firm has been free of significant compliance problems.

                                NEUBERGER BERMAN SEPTEMBER 30, 2006 (UNAUDITED)



With respect to the performance of each Fund, the Board considered the performance of each Fund relative to its benchmark and a peer group of investment companies pursuing broadly similar strategies. The Board also considered the previous performance of Management in managing Neuberger Berman Institutional Cash Fund, a series of Neuberger Berman Income Funds and the predecessor to Neuberger Berman Institutional Cash Fund.

With respect to the overall fairness of the Agreements, the Board considered each Fund's fee structure as compared to a peer group of comparable funds and any fall-out benefits likely to accrue to Management or Lehman Brothers Asset Management or their affiliates. The Board also considered the profitability of Management and its affiliates from their association with the Funds.

The Board reviewed a comparison of each Fund's management fee and overall expense ratio to a peer group of comparable funds. The Board considered the mean and median of the management fees and expense ratios of the peer group. For Neuberger Berman Prime Money Fund, the Board considered whether specific portfolio management or administration needs contributed to the higher fee. In addition, the Board considered the contractual and voluntary limits on Fund expenses undertaken by Management for the Funds.

The Board considered whether there were other funds that were sub-advised by Management or its affiliates or separate accounts managed by Management with similar investment objectives, policies and strategies as the Funds. The Board compared the fees charged to comparable separate accounts to the fees charged to the Funds at various asset levels. The Board considered the appropriateness and reasonableness of the differences between the fees charged between each Fund and the comparable separate accounts and determined that the differences in fees were consistent with the management and other services provided.

The Board also evaluated any actual or anticipated economies of scale in relation to the services Management provides to each Fund. The Board considered the relatively low level of the management fee and the contractual and voluntary expense limit for each Fund.

In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to Management's profit or loss on each Fund since its inception. The Board also carefully examined Management's cost allocation methodology. It also reviewed an analysis from an independent data consultant on investment management profitability margins. The Board recognized that Management should be entitled to earn a reasonable level of profits for services it provides to the Funds and, based on its review, concluded it was satisfied that Management's level of profitability from its relationship with the Funds was not excessive.

Conclusions
In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interest of each Fund and its shareholders. In reaching this determination, the Board considered that Management and Lehman Brothers Asset Management could be expected to provide a high level of service to each Fund; that the performance of each Fund was satisfactory; that each Fund's fee structure appeared to the Board to be reasonable given the quality of services expected to be provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report. [LOGO] NEUBERGER BERMAN
A Lehman Brothers Company

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com



[LOGO] recycle   F0368 11/06

ITEM 2. CODE OF ETHICS.

The Board of Trustees ("Board") of Neuberger Berman Institutional Liquidity Series ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). A copy of the Code of Ethics was included as an exhibit to Registrant's Form N-CSR filed on June 5, 2006. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board has determined that the Registrant has two audit committee financial experts serving on its audit committee. The Registrant's audit committee financial experts are John Cannon and Howard Mileaf. Mr. Cannon and Mr. Mileaf are independent directors as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Only required in an annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

The complete schedule of investments for each series of the "master" fund in which the Registrant invests, Institutional Liquidity Trust, is disclosed in the Registrant's semi-annual report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1)  A  copy of  the  Code  of  Ethics  is   incorporated  by  reference  to
         Registrant's Form N-CSR, Investment Company Act file number 811-21647 (filed June 5, 2006).

(a) (2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(a) (3)  Not applicable.

(b) The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES



By:  /s/ Peter E. Sundman
     ------------------------
     Peter E. Sundman
     Chief Executive Officer

Date: December 1, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
     ------------------------
     Peter E. Sundman
     Chief Executive Officer

Date: December 1, 2006



By:  /s/ John M. McGovern
     ------------------------
     John M. McGovern
     Treasurer and Principal Financial
     and Accounting Officer

Date: December 1, 2006